As filed with the Securities and Exchange Commission on May 18, 2011
Registration Nos. 33-12791
811-05069

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 34 ☑
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 35 ☑

EquiTrust Variable Insurance Series Fund
(Exact Name of Registrant as Specified in Charter)

5400 University Avenue
West Des Moines, Iowa 50266
(515) 225-5586
(Address and Telephone Number of Principal Executive Offices) (Zip Code)

David A. McNeill, Esquire
5400 University Avenue
West Des Moines, Iowa 50266
(Name and Address of Agent for Service)

Copy to:
James A. Arpaia, Esquire
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

It is proposed that this filing become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on May 1, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485

☐	on (date) pursuant to paragraph (a) (2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Des Moines and State of Iowa, on the 18th day of May, 2011.

Equitrust Variable Insurance Series Fund

By:	/s/ Craig A. Lang Craig A. Lang President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Craig A. Lang	President and Trustee	May 18, 2011
Craig A. Lang	(Principal Executive Officer)

/s/ Kristi Rojohn Kristi Rojohn	Chief Executive Officer	May 18, 2011

/s/ James P. Brannen	Chief Financial Officer and Treasurer	May 18, 2011
James P. Brannen	(Principal Financial and
Accounting Officer)

* Erwin H. Johnson	Trustee	May 18, 2011

* Kenneth Kay	Trustee	May 18, 2011

* Steven W. Plate	Trustee	May 18, 2011

* James D. Wallace	Trustee	May 18, 2011

* Erlin J. Weness	Trustee	May 18, 2011

*By:	/s/ Kristi Rojohn Kristi Rojohn
Attorney-In-Fact
Pursuant to Power of Attorney

C-7

Exhibit Index
(101)    Risk/return summary in interactive data format.